Financial Instruments - Outstanding Instruments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Fair value hedges
Disclosure of detailed information about hedges [Line Items]
Currency received	Fixed interest
Currency paid	Floating SOFR
Hedged Risk	Interest rate
Year of Maturity	2043
Principal Amount	$ 410
Cash flow hedges
Disclosure of detailed information about hedges [Line Items]
Currency received	Canadian dollar fixed
Currency paid	U.S. dollar fixed
Hedged Risk	Foreign exchange
Year of Maturity	2025
Principal Amount	$ 999